Segment information - Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pharmaceuticals
Disclosure of operating segments [line items]
Investments accounted for using the equity method	€ 165	€ 154	€ 205
Acquisitions of property, plant and equipment	1,024	755	773
Acquisitions of other intangible assets	450	501	292
Vaccines
Disclosure of operating segments [line items]
Investments accounted for using the equity method	85	47	40
Acquisitions of property, plant and equipment	382	404	462
Acquisitions of other intangible assets	108	322	121
Consumer Healthcare
Disclosure of operating segments [line items]
Investments accounted for using the equity method	0	0	4
Acquisitions of property, plant and equipment	73	95	88
Acquisitions of other intangible assets	6	6	51
Reportable segments
Disclosure of operating segments [line items]
Investments accounted for using the equity method	250	201	249
Acquisitions of property, plant and equipment	1,479	1,254	1,323
Acquisitions of other intangible assets	€ 564	€ 829	€ 464